Comprehensive Income (Loss) (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassifications out of accumulated other comprehensive income
Cost of services rendered and products sold	$ (983)	$ (924)	$ (1,220)	$ (1,196)	$ (1,125)
Interest expense	171	186	247	245	266
Interest and net investment income	(7)	(6)	(8)	(7)	(11)
Provision for income taxes	(26)	(43)	(43)	8	6
Total reclassifications for the period	76	489	507	714	(46)
Amount Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive income
Total reclassifications for the period	(2)	1	1	14	13
Amount Reclassified from Accumulated Other Comprehensive Income | Fuel swap contracts
Reclassifications out of accumulated other comprehensive income
Cost of services rendered and products sold			(1)	(2)	(10)
Parent Issuer
Reclassifications out of accumulated other comprehensive income
Interest and net investment income					(7)
Provision for income taxes					(3)
Total reclassifications for the period			507	714	(46)
Unrealized Losses on Derivatives | Amount Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive income
Net losses on derivatives		3	4	20	28
Provision for income taxes		1	2	8	11
Total reclassifications for the period		2	2	12	17
Unrealized Losses on Derivatives | Amount Reclassified from Accumulated Other Comprehensive Income | Fuel swap contracts
Reclassifications out of accumulated other comprehensive income
Cost of services rendered and products sold		(2)
Unrealized Losses on Derivatives | Amount Reclassified from Accumulated Other Comprehensive Income | Interest rate swap contracts
Reclassifications out of accumulated other comprehensive income
Interest expense		5	5	22	38
Unrealized Gains on Available-for-Sale Securities | Amount Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive income
Interest and net investment income	(4)	(1)	(2)	3	(6)
Provision for income taxes	(2)		(1)	1	(2)
Total reclassifications for the period	$ (2)	$ (1)	$ (1)	$ 2	$ (4)